Long-Term Debt - Components of Long-Term Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended							1 Months Ended		9 Months Ended		9 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended
	Dec. 31, 2011	Sep. 30, 2013		Dec. 31, 2012		Sep. 30, 2013 Amended and Restated Senior Subordinated Term Loan Due 2014 [Member]	Sep. 30, 2013 Amended and Restated Senior Subordinated Term Loan Due 2013 [Member]	Feb. 21, 2013 Two Thousand Eleven Term Loan [Member]	May 19, 2011 Two Thousand Eleven Term Loan [Member]	Sep. 30, 2013 Two Thousand Eleven Term Loan [Member]	Dec. 31, 2012 Two Thousand Eleven Term Loan [Member]	Sep. 30, 2013 9 3/4% Senior Secured Notes Due 2015 [Member]	Sep. 30, 2012 9 3/4% Senior Secured Notes Due 2015 [Member]	Feb. 08, 2013 9 3/4% Senior Secured Notes Due 2015 [Member]	Dec. 31, 2012 9 3/4% Senior Secured Notes Due 2015 [Member]	May 19, 2011 2011 Term Loan Facility Due 2017 [Member]	Dec. 31, 2012 2011 Term Loan Facility Due 2017 [Member]	Mar. 31, 2013 2011 Term Loan Facility Due 2017 [Member] Subsequent Event [Member]	Sep. 30, 2013 5 3/4% Senior Notes Due 2021 [Member]	Feb. 08, 2013 5 3/4% Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Current portion of long-term debt	$ (8.0) [1]	$ 0	[2]	$ (21.5)	[1],[2]
Repayments of secured debt																	2.0	2.0
Debt Instrument, Term									6 years 6 months							6 years 6 months
Stated interest rate (percent)															9.75%				5.75%
Aggregate principal amount outstanding				1,225.0						675.0	788.0			330.0			788.0			500.0
Proceeds from Issuance of Senior Long-term Debt																			491.2
Repayments of Long Term Debt								113.0		113.0		330.0	0
Debt Issuance Cost	1.70															3.60			27.90
Senior Subordinated Term Loan		$ 107.0				$ 58.4	$ 48.6

[1]	The Company classified $21.5 million of long-term debt as a current liability, which is comprised of the Company's regularly scheduled $2.0 million principal repayment due on March 31, 2013 as well as the required "excess cash flow" payment (as defined under the 2011 Term Loan Agreement) to be made in 2013. (See below under "2011 Credit Agreements").
[2]	In February 2013, Products Corporation consummated an amendment (the "February 2013 Term Loan Amendments") to its third amended and restated term loan agreement dated as of May 19, 2011 (as amended, the "2011 Term Loan Agreement" or the "2011 Term Loan Facility") for its 6.5-year term loan due November 19, 2017 (the "2011 Term Loan"). Refer to "Recent Debt Transactions - Term Loan Amendments - (i) February 2013 Term Loan Amendments" below for further discussion.